Commitments and Contingencies (Tables)	12 Months Ended
Aug. 31, 2024
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Capital Commitments Under Non-Cancelable Contracts	As of August 31, 2023 and 2024, future minimum capital commitments under non-cancelable contracts were as follows:
	As of August 31,
	2023	2024
	RMB	RMB
Capital commitment for construction of schools	4,610	115